DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets					$ 3,000,013	$ 300,013
Goodwill					$ 0	7,283,276
Preferred stock, authorized	100,000,000		100,000,000		100,000,000
Total expenses					$ 416,000	$ 7,283,276
Common Stock Shares	6,336,839,165		6,336,839,165		2,456,634,910	1,256,900,534
Revenue	$ 447,304	$ 983,110	$ 845,402	$ 2,084,616	$ 3,297,916	$ 7,309,996
Deferred revenue					0	0
Impairment of intangible assets					0	3,000,013
Allowance for doubtful accounts receivable					$ 204,377	$ 365,223
one customer [Member]
Accounts receivable					24.00%	48.00%
Two customer [Member]
Accounts receivable					24.00%	48.00%
property and equipment [Member]
Total expenses						$ 954,119
Intangibles Assets[Member]
Total expenses						3,000,013
right of use assets [Member]
Total expenses						3,224,487
goodwill [Member]
Goodwill					$ 0	104,657
Total expenses						104,657
telecommunications network [Member]
Estimated useful lives					5 years
telecommunications equipment [Member] | Minimum [Member]
Estimated useful lives					10 years
telecommunications equipment [Member] | Maximum [Member]
Estimated useful lives					7 years
computers and office equipment [Member]
Estimated useful lives					3 years
TPT MedTech
Deferred revenue	$ 0		$ 0		$ 0	172,784
Ally Pharma Member
Mezzanine stock, issued	110,000,000		110,000,000		110,000,000
Ownership percentage	80.00%		80.00%		80.00%
Deferred revenue	$ 52,925		$ 52,925		$ 58,564	$ 75,556
Series A Preferred Stock
Preferred stock, authorized					4,500,000,000
Mezzanine stock, issued	1,000,000		1,000,000		1,000,000	1,000,000
Common Shares [Member]
Common Stock Shares					15,000,000,000
Total Services Revenues
Percentage of common stock conversion					60.00%
SDM
Revenue			$ 1,929	$ 3,474